Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities	¥ 124,557	¥ 107,238	¥ 85,525
Gross realized losses on sales of available-for-sale debt securities	274,042	169,686	36,698
Losses on available-for-sale debt securities	¥ 1,379,550	(254,178)	(119,026)
Corporate bonds
Investment Securities [Line Items]
Losses on available-for-sale debt securities		¥ 359,330	¥ 47,281